Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2017
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2017
Columbia Large Cap Growth Fund III	7/1/2017
Columbia Large Cap Index Fund	7/1/2017
Columbia Mid Cap Index Fund	7/1/2017
Columbia Mid Cap Value Fund	7/1/2017
Columbia Overseas Value Fund	7/1/2017
Columbia Select Global Growth Fund	7/1/2017
Columbia Select International Equity Fund	7/1/2017
Columbia Select Large Cap Equity Fund	7/1/2017
Columbia Short Term Bond Fund	8/1/2017
Columbia Short Term Municipal Bond Fund	9/1/2017
Columbia Small Cap Index Fund	7/1/2017
Columbia Small Cap Value Fund II	7/1/2017
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
Columbia Alternative Beta Fund	10/1/2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2017
Columbia California Tax-Exempt Fund	3/1/2017
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2017
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2017
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2017
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia High Yield Municipal Fund	10/1/2017
SUP000_00_058_(11/17)

Fund	Prospectus Dated
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2017
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Pacific/Asia Fund	8/1/2017
Columbia Real Estate Equity Fund	5/1/2017
Columbia Select Large Cap Growth Fund	8/1/2017
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Small Cap Value Fund I	9/1/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Total Return Bond Fund	9/1/2017
Columbia U.S. Treasury Index Fund	9/1/2017
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2017
Columbia Diversified Equity Income Fund	10/1/2017
Columbia Dividend Opportunity Fund	10/1/2017
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2017
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2017
Columbia Global Infrastructure Fund	9/1/2017
Columbia High Yield Bond Fund	10/1/2017
Columbia Income Builder Fund	6/1/2017
Columbia Mortgage Opportunities Fund	10/1/2017
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2017
Columbia Select Smaller-Cap Value Fund	10/1/2017
Columbia Seligman Communications and Information Fund	10/1/2017
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Small/Mid Cap Value Fund	10/1/2017
Columbia U.S. Government Mortgage Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

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Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
For Columbia Absolute Return Currency and Income Fund only: Effective December 1, 2017, the "Minimum Initial Investment" table under the caption "Purchase and Sale of Fund Shares" in the "Summary of the Fund" section is hereby revised to reflect that the minimum initial investment for Class A, Class C and Class T shares is $100 for systematic investment plan accounts, $1,000 for IRAs other than systematic investment plan accounts, and $2,000 for all other accounts.
The rest of the section remains the same.
The first category of eligible investors (omnibus retirement plans) for Class Adv shares (formerly known as Class R4 shares) described in the table that appears in the "Choosing a Share Class - Summary of Share Class Features" section and within the "Buying, Selling and Exchanging Shares - Buying Shares - Class R4 Shares" section is hereby superseded and replaced with the following:
(i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms;
The description of eligible investors for Class Inst shares (formerly known as Class Z shares) set forth in the table that appears in the "Choosing a Share Class - Summary of Share Class Features" section is hereby superseded and replaced with the following:
Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000, including investors who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; closed to (i) accounts of financial intermediaries that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Inst shares and (ii) omnibus group retirement plans, subject to certain exceptions(h)
Footnote (a) to the table that appears in the "Choosing a Share Class - Summary of Share Class Features" section is hereby superseded and replaced with the following:
(a) For Columbia Government Money Market Fund, new investments must be made in Class A, Class Inst, Class Inst3, Class R or Class T shares, subject to eligibility. Class C shares of Columbia Government Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Government Money Market Fund offers Class Inst2 shares only to facilitate exchanges with other Funds offering such share class.
Effective December 1, 2017, the first sentence under footnote (b) to the table that appears in the "Choosing a Share Class - Summary of Share Class Features" section is hereby deleted.
The rest of the section remains the same.
All references in the "Buying, Selling and Exchanging Shares" section to a "T plus three" (i.e., trade date plus three business days) settlement cycle are hereby superseded and replaced with a "T plus two" settlement cycle.
The headings (1) "Small Account Policy - Class A, Class B (if applicable), Class C, Class T, Class V and Class Z Share Accounts Below the Minimum Account Balance," (2) "Small Account Policy - Class A, Class B (if applicable), Class C, Class T, Class V and Class Z Share Accounts Minimum Balance Fee," (3) "Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee," and (4) "Small Account Policy - Financial Intermediary Networked and Wrap Fee Accounts" within the "Buying, Selling and Exchanging Shares - Transactions Rules and Policies" section, and the information set forth beneath each heading, are hereby superseded and replaced with the following:
Small Account Policy — Class A, Class C, Class Inst, Class T and Class V Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares.

SUP000_00_058_(11/17)

Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance(a)
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Adv, Class Inst2, Class Inst3, Class K and Class R	None
(a)	Prior to December 1, 2017, $5,000 for Columbia Absolute Return Currency and Income Fund and $2,500 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund.
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan (described below). For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Small Account Policy — Class A, Class C, Class Inst, Class T and Class V Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Adv, Class Inst2, Class Inst3, Class K and Class R shares; shareholders holding their shares through financial intermediary networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
The rest of the section remains the same.

SUP000_00_058_(11/17)

Effective December 1, 2017, the information under the heading "Minimum Initial Investments" in the "Buying, Selling and Exchanging Shares - Buying Shares" section is hereby revised to delete the row of the table for Columbia Absolute Return Currency and Income Fund; and to delete the row of the table for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund. In addition, footnote (a) to the table is revised to add the following information:
There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
The rest of the section remains the same.
The last bullet under the heading "Other Exchange Rules You Should Know" in the "Buying, Selling and Exchanging Shares - Exchanging Shares" section is hereby deleted.
Shareholders should retain this Supplement for future reference.
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